Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring Amounts Recovered	$ 2,600
Restructuring charges	11,579	$ 1,820	$ 10,720
Restructuring liabilities	$ 3,000	$ 4,700